Financial instruments and risk management	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments And Risk Management [Abstract]
Financial instruments and risk management [Text Block]

24. Financial instruments and risk management

Risk management:

The Company has exposure to credit risk, liquidity and market risk from its use of financial instruments. This note presents information about the Company's exposure to each of the risks, the Company's objectives, policies and processes for measuring and managing risk, and the Company's management of capital.

The Company's risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to market conditions and the Company's activities.

There were no changes to the Company's risk management policies or processes during the year ended December 31, 2021.

(a) Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counter-party to a financial instrument fails to meet its contractual obligations. The maximum exposure to credit risk is as follows:

	December 31, 2021	December 31, 2020
Cash	$8,622,815	$2,889,558
Accounts receivable	18,797,635	6,121,963
	$27,420,450	$9,011,521

Accounts receivable

The Company's accounts receivable are subject to normal industry credit risk. The Company is the operator of the oil and gas properties. Petroleum and natural gas sales are normally collected by the Company between 30 and 60 days from deliveries. Joint interest receivables are typically collected within one to three months of the joint interest bill being issued to the partner. However, the receivables are due from participants in the oil and gas industry and collection of outstanding amounts can be impacted by industry factors such as commodity price fluctuations, limited capital availability and success of drilling programs.

The Company recorded bad debt expense of Nil (2020 - $162,137) related to uncollectable payments to certain vendors.

As at December 31, 2021 and 2020, the Company's accounts receivable were comprised of the following:

	December 31, 2021	December 31, 2020
Trade receivables from sales of crude oil and natural gas	$18,110,135	$5,593,956
Joint interest billing receivables and other	$687,500	528,007
Balance, end of period	$18,797,635	$6,121,963

Accounts receivable aging as at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Current	$15,420,816	$4,907,872
31 - 60 days	3,376,819	686,084
61 - 90	-	-
Greater than 90 days	-	528,007
Balance, end of period	$18,797,635	$6,121,963

All amounts shown as current and 31 - 60 days aging have been collected subsequent to period end. Amounts greater than 90 days are being pursued by management and the expected credit loss is believed to be insignificant.

Cash

All of the Company's cash is held at two financial institutions as at December 31, 2021 and 2020. The Company manages its credit exposure to cash, if any, by selecting institutions with high credit ratings.

(b) Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with the financial liabilities as they become due. The Company's financial liabilities consist of accounts payable and accrued liabilities and promissory notes, all of which are due within a year, commodity contract liabilities which will all be settled over the life of their contract terms (see below), lease liabilities which will be settled over the life of the lease, asset backed preferred instruments which will be repaid based on available cash flows, development partnership liabilities that will be repaid based on cash flows generated by the wells included in the partnership and a credit facility with portions due in the following year. The Company also maintains and monitors a certain level of cash flow which is used to partially finance all operating and capital expenditures. The Company also attempts to match its payment cycle with collection of oil and natural gas sales which are usually collected within 30 to 60 days.

At December 31, 2021, the Company had negative working capital of $80,838,832. The Company expects to repay its financial liabilities in the normal course of operations and to fund future operational and capital requirements through operating cash flows and through issuance of debt and/or equity.

The Company may need to conduct asset sales, equity issues or issue debt if liquidity risk increases in a given period. Liquidity risk may increase as a result of a change in the amounts settled monthly from the commodity contracts (Note 24 (b)). The Company believes it has sufficient funds to meet foreseeable obligations by actively monitoring its credit facilities through use of the loans/notes, asset sales, coordinating payment and revenue cycles each month, and an active commodity hedge program to mitigate commodity price risk and secure cash flows.

More specifically, in an attempt to increase liquidity, the Company has during and subsequent to the year ended December 31, 2021 i) issued convertible promissory notes for cash (Note 10), ii) commenced a drilling program to increase cash flows from operating activities, iii) raised significant funds through two development partnerships (Note 7 and 26), iv) settled promissory notes with a combination of cash and Origination Member Units (Note 13) and v) entered into a new revolving credit facility (Note 9 and 26).

The Company is required to meet certain financial covenants under the Goldman Facility (Note 8). As at December 31, 2021, the Company was not in any breach of financial covenants in place.

The following table details the Company's financial liabilities and their scheduled maturities as at December 31, 2021;

	Carrying value	Contractual cash flow	Less than one year	1 - 3 years	Greater than 3 years
Accounts payable and accrued liabilities	$48,245,677	$48,245,677	$48,245,677	$-	$-
Commodity contracts	20,381,180	20,381,180	6,479,508	7,988,934	5,912,738
Promissory notes	-	-	-	-	-
Lease liability	489,943	485,975	78,745	407,230	-
Asset backed preferred instrument	18,687,351	18,687,351	18,687,351		-
Development partnerships liabilities	46,894,643	46,894,643	46,894,643	-	-
Long-term debt	23,199,141	25,237,409	7,722,206	10,805,685	6,709,518
Total	$157,897,935	$159,932,235	$128,108,130	$19,201,849	$12,622,256

(c) Market risk

Market risk is the risk that changes in market metrics, such as commodity prices, foreign exchange rates and interest rates that will affect the Company's valuation of financial instruments, as well as its net income (loss) and cash flow from operating activities. The objective of market risk management is to manage and control market risk exposures within acceptable limits, while maximizing returns.

i. Commodity price risk

Commodity price risk is the risk that future cash flows will fluctuate as a result of changes in commodity prices. Commodity prices for oil and natural gas are impacted by North American and global economic events that dictate the levels of supply and demand. The nature of the Company's operations results in exposure to fluctuations in commodity prices. The Company's production is sold using "spot" pricing with prices fixed at the time of transfer of custody or on the basis of a monthly average market price.

As at December 31, 2021, the Company had entered into the following risk management contracts to manage commodity price risk:

Commodity	Expiry	Type	Average Price	Remaining Notional	Index
				Total Volumes (1)

Ethane (gallons)	Jan 2022 - Dec 2023	Swap	$0.20	4,044,242	NGL-Mont Belvieu
Propane (gallons)	Jan 2022 - Dec 2023	Swap	$0.52	2,486,520	NGL-Mont Belvieu
Natural gas (gallons)	Jan 2022 - Dec 2023	Swap	$0.95	1,593,236	NGL-Mont Belvieu
Isobutane (gallons)	Jan 2022 - Dec 2023	Swap	$0.56	520,281	NGL-Mont Belvieu
Norbutane (gallons)	Jan 2022 - Dec 2023	Swap	$0.57	1,209,751	NGL-Mont Belvieu
Natural gas (mmbtu)	Jan 2022 - Dec 2028	Differential	$0.07	2,494,923	Henry Hub -Nymex vs East TX
		Swap
Natural gas (mmbtu)	Jan 2022 - Dec 2028	Swap	$2.61	2,396,296	Henry Hub -Nymex
Crude oil (bbl)	Jan 2022 - Dec 2028	Swap	$43.38	740,533	WTI-Nymex
Crude oil (bbl)	Jan - Jun 2022	Put	$40.00	700,000	WTI-Nymex
Crude oil (bbl)	Jan - Nov 2022	Short	$68.78-77.42	84,000	WTI-Nymex
Natural gas (mmbtu)	Feb - Oct 2022	Short	$3.58-4.98	390,000	Nat Gas-Nymex

(1) remaining notional volumes decrease on a monthly basis until expiry of the contracts

The commodity contracts had a total negative fair value of $20,381,180 at December 31, 2021 (December 31, 2020 - $4,521,383) comprised of a short term commodity contract liability of $6,479,508 (December 31, 2020 - $3,158,763) and long term commodity contract liability of $13,901,672 (December 31, 2020 - $1,362,620). The corresponding unrealized loss for the year ended December 31, 2021 was $15,859,796 (2020 - $Nil) and is included in the consolidated statement of loss and comprehensive loss. Total realized losses on risk management contracts totalled $17,622,236 (December 31, 2020 - $405,404) for the year ended December 31, 2021 and are also included in the consolidated statement of loss and comprehensive loss.

For the year ended December 31, 2021, a 10% increase/decrease in commodity prices would have a negative/positive impact on net income of approximately $4.2 million.

ii. Interest rate risk

The Company is exposed to interest rate risk in relation to interest expense on its Goldman Facility as future cash flow may fluctuate as a result of market interest rates. If interest rates applicable to the facility were to have increased by 100 basis points (1%) it is estimated that the Company's net income for the year ended December 31, 2021 would have decreased by approximately $254,000 (before effect of income taxes). A decrease in interest rates by 1% would result in an increase in net income by an equivalent amount.

The Company entered into a LIBOR rate swap which effectively fixes the interest rate on a reducing notional principal amount commencing at $25,237,409 and reducing in fixed amounts to $Nil as of September 30, 2028. The Company will effectively pay/receive the difference between the fixed rate of 1.453% and the floating rate which is the greater of a 3 month USD LIBOR rate and 1.00%.

At December 31, 2021 the interest rate swap had a fair value of $43,421. For the year ended December 31, 2021, the Company recognized a corresponding unrealized gain of $43,421 (2020 - $Nil).

iii. Foreign currency risk

The Company mainly trades in US dollars which is also its functional currency hence, there is nominal foreign currency exposure.

(d) Capital management

The Company's objectives when managing its capital are to safeguard its ability to continue as a going concern, to meet its capital expenditures for its continued operations, and to maintain a flexible capital structure which optimizes the cost of capital within a framework of acceptable risk. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets.

There has been no change to management's approach to managing capital during the periods ended December 31, 2021 or 2020, with the exception of the addition of development partnership liabilities and asset back preferred instruments to the definition of managed capital.

The Company considers its capital employed to be long-term debt, promissory notes payable, affiliate loans (if any), development partnership liabilities and asset back preferred instruments and shareholder's equity/(deficiency):

	December 31, 2021	December 31, 2020
Long-term debt (note 9)	$23,199,141	$40,262,470
Promissory notes (note 10)	-	5,425,000
Development partnership liabilities (note 7)	46,894,643	-
Asset backed preferred instrument (note 12)	18,687,351	-
Shareholder's Equity excluding NCI	1,965,022	2,362,907
Capital Employed	$90,746,157	$48,050,377

The Company makes adjustments to capital employed by monitoring economic conditions and investment opportunities. The Company generally relies on credit facilities, equity issuances and cash flows from operations to fund capital requirements. To maintain or modify its capital structure, the Company may issue new shares, issue new debt, renegotiate existing debt terms, or repay existing debt. The Company is not currently subject to any externally imposed capital requirements, other than covenants on its bank debt (Note 9).

Refer to subsequent events (Note 26) for additional information on capital management initiatives.